Prepaids and Deposits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Prepaids and Deposits [Abstract]
Schedule of Prepaid and Deposits

As of September 30, 2024, and December 31, 2023, prepaid and deposits consisted of the following:

	September 30, 2024	December 31, 2023
Prepaid expenses	$651,984	$957,645
Deposits	135,864	113,893
	$787,848	$1,071,538

Prepaids and deposits - current	787,848	1,060,765
Deposits- non-current	-	10,773

As of December 31, 2023 and 2022, prepaid and deposits consisted of the following:

	December 31, 2023	December 31, 2022
Prepaid expenses	$957,645	$89,819
Deposits	113,893	24,376
Deferred share issuance and listing expense	-	50,000
	$1,071,538	$164,195

Prepaids and deposits - current	1,060,765	153,422
Deposits- non-current	10,773	10,773